As filed with the Securities and Exchange
Commission on July 25, 2025
Securities Act File No. 333-183173
Investment Company Act File No. 811-22733
United States Securities and Exchange Commission
Washington, D.C. 20549
FORM N-1A
Registration Statement Under the Securities Act of 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 72 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 75 [X]
John Hancock Exchange-Traded Fund Trust
(Exact Name of Registrant as Specified in its Charter)
200 Berkeley Street
Boston, MA 02116
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including area code:
(800) 225-6020
Name and address of agent for service:
Kinga Kapuscinski, Esq.
Nicholas J. Kolokithas, Esq.
John Hancock Investment Management LLC
200 Berkeley Street
Boston, MA 02116
Copy to:
Christopher P. Harvey, Esq.
Allison M. Fumai, Esq.
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110-2605
Title of Securities Being Registered: Shares of beneficial interest ($0.00 par value) of John Hancock Disciplined Value Select ETF, a series of the Registrant.
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on August 1, 2025, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following fund: John Hancock Disciplined Value Select ETF. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
CONTENTS OF REGISTRATION STATEMENT
This registration document is comprised of the following:
Cover Sheet
Contents of Registration Statement
  Prospectus*
  Statement of Additional Information*
  Other Information*
Explanatory Note
Signature Page
__________________
* Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant’s Registration Statement, SEC File No. 811-22733, filed March 27, 2025, EDGAR Accession No.0001193125-25-065083.

EXPLANATORY NOTE:
This Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A for John Hancock Exchange-Traded Fund Trust incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to John Hancock Disciplined Value Select ETF contained in Post-Effective Amendment No. 69, which was filed with the U.S. Securities and Exchange Commission on March 27, 2025. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 69 to August 1, 2025 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended. The effectiveness of the Registration Statement of John Hancock Disciplined Value Select ETF was previously delayed, pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, in Post- Effective Amendment No. 71 filed on June 27, 2025.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-1A under Rule 485(b) under the 1933 Act (“Registration Statement”) and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 24th day of July, 2025.
JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
By:	/s/ Kristie M. Feinberg
Name: Kristie M. Feinberg Title: President (Chief Executive Officer and Principal Executive Officer) and Trustee
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.
Signature	Title	Date
/s/ Kristie M. Feinberg	President (Chief Executive Officer and Principal Executive Officer) and Trustee	July 24, 2025
Kristie M. Feinberg
/s/ Fernando A. Silva	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	July 24, 2025
Fernando A. Silva
/s/ Andrew G. Arnott*	Trustee	July 24, 2025
Andrew G. Arnott
/s/ William K. Bacic*	Trustee	July 24, 2025
William K. Bacic
/s/ James R. Boyle*	Trustee	July 24, 2025
James R. Boyle
/s/ William H. Cunningham*	Trustee	July 24, 2025
William H. Cunningham
/s/ Noni L. Ellison*	Trustee	July 24, 2025
Noni L. Ellison
/s/ Grace K. Fey*	Trustee	July 24, 2025
Grace K. Fey
/s/ Dean C. Garfield*	Trustee	July 24, 2025
Dean C. Garfield
/s/ Deborah C. Jackson*	Trustee	July 24, 2025
Deborah C. Jackson
/s/ Hassell H. McClellan*	Trustee	July 24, 2025
Hassell H. McClellan
/s/ Frances G. Rathke*	Trustee	July 24, 2025
Frances G. Rathke
/s/ Thomas R. Wright*	Trustee	July 24, 2025
Thomas R. Wright
*
By: Power of Attorney.
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By:	/s/ Mara C.S. Moldwin
Mara C.S. Moldwin Attorney-In-Fact
*
Pursuant to Power of Attorney filed with Post-Effective Amendment No. 68 to the Trust's Registration Statement on December 13, 2024.
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